Revenue and segment information - Impairment charges and reversals by geographical segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Impairment charges	£ 143	£ 37	£ 90
Impairment reversal		48	21
North America
Disclosure of operating segments [line items]
Impairment charges	2	5	6
EMEA and LatAm
Disclosure of operating segments [line items]
Impairment charges	7	5	10
APAC
Disclosure of operating segments [line items]
Impairment charges	1	2	6
Other reconciling items
Disclosure of operating segments [line items]
Impairment charges	£ 133	25	68
Impairment reversal		£ 48	£ 21